Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Loss) (in thousands)	Adjusted Pretax Income (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,826,492	$14,853,950	$2,726,190	$4,017,469	$251	$158	$132,529	$147,976
2022	6,709,493	6,928,966	2,480,012	2,465,395	150	184	166,979	175,491
2021	5,766,899	11,692,450	1,991,571	2,971,502	163	160	135,866	132,371
2020	3,752,735	3,007,429	1,190,140	1,091,568	101	108	(14,215)	10,635

Named Executive Officers, Footnote [Text Block]	Reflects compensation amounts reported in the Summary Compensation Table for our Principal Executive Officer ("PEO") - CEO, Patrick E. Bowe, for the respective years shown.The following non-CEO named executive officers are included in the average figures shown:
◦2023, 2022 and 2021: Brian A. Valentine, William E. Krueger, Christine M. Castellano and Joseph E. McNeely
◦2020: Brian A. Valentine, William E. Krueger, Christine M. Castellano, Joseph E. McNeely, Valerie M. Blanchett and Jeffrey C. Blair

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the Peer Group Index disclosed in Item 5 of the Company's Annual Report on Form 10-K for the measurement periods ending December 31, 2023, 2022, 2021, and 2020, respectively. The Peer Group Index, weighted for market capitalization, consists of the following companies: Archer-Daniels-Midland Co., Alto Ingredients, Inc., Bunge Global SA, Green Plains, Inc., Ingredion Incorporated, and Nutrien Ltd.
PEO Total Compensation Amount	$ 6,826,492	$ 6,709,493	$ 5,766,899	$ 3,752,735
PEO Actually Paid Compensation Amount	$ 14,853,950	6,928,966	11,692,450	3,007,429
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid ("CAP") to our CEO in 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.

PEO	2023	2022	2021	2020
Summary Compensation Table ("SCT") Total Compensation	$6,826,492	$6,709,493	$5,766,899	$3,752,735
Grant Date Fair Value of Stock Awards from SCT	(3,468,141)	(3,512,116)	(2,849,435)	(2,214,057)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	4,383,523	3,403,594	5,496,886	2,333,253
Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	5,742,156	331,078	3,278,100	(864,502)
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	1,369,920	(3,083)	—	—
Compensation Actually Paid	$14,853,950	$6,928,966	$11,692,450	$3,007,429

Non-PEO NEO Average Total Compensation Amount	$ 2,726,190	2,480,012	1,991,571	1,190,140
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,017,469	2,465,395	2,971,502	1,091,568
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average “compensation actually paid” for our non-CEO NEOs in 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.

Non-PEO NEOs	2023	2022	2021	2020
SCT Total Compensation	$2,726,190	$2,480,012	$1,991,571	$1,190,140
Grant Date Fair Value of Stock Awards from SCT	(1,042,807)	(617,012)	(450,717)	(321,067)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	1,317,137	581,148	825,760	314,288
Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	839,044	21,550	602,952	(57,654)
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	177,905	(303)	1,936	(34,139)
Compensation Actually Paid	$4,017,469	$2,465,395	$2,971,502	$1,091,568

Total Shareholder Return Vs Peer Group [Text Block]	The chart depicts the relationship between the Company’s TSR and the TSR of the Peer Group Index for the periods presented:
Tabular List [Table Text Block]

2023 Most Important Measures (Unranked)
Adjusted Pretax Income Attributable to the Company from Continuing Operations	Adjusted EPS
Return on Invested Capital (ROIC)	Relative TSR
Free Cash Flow (FCF)	Net Income Attributable to the Company

Total Shareholder Return Amount	$ 251	150	163	101
Peer Group Total Shareholder Return Amount	158	184	160	108
Net Income (Loss)	$ 132,529,000	$ 166,979,000	$ 135,866,000	$ (14,215,000)
Company Selected Measure Amount	147,976,000	175,491,000	132,371,000	10,635,000
PEO Name	Patrick E. Bowe
Additional 402(v) Disclosure [Text Block]	For the relevant fiscal year, represents the cumulative total shareholder return of The Andersons, Inc. for the measurement periods ending December 31, 2023, 2022, 2021, and 2020, respectively."Net Income (Loss)" is reported in the Consolidated Statements of Operations in the Company's Annual Report on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pretax Income Attributable to the Company from Continuing Operations
Non-GAAP Measure Description [Text Block]	"Adjusted Pretax Income" is a non-GAAP measure that reflects "Income (loss) before income taxes from continuing operations" from the Company's Consolidated Statements of Operations filed in Form 10-K, adjusted for certain items. For a reconciliation of this number to the nearest GAAP measure, see Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow (FCF)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net Income Attributable to the Company
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,468,141)	$ (3,512,116)	$ (2,849,435)	$ (2,214,057)
PEO [Member] | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,383,523	3,403,594	5,496,886	2,333,253
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,742,156	331,078	3,278,100	(864,502)
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,369,920	(3,083)	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,042,807)	(617,012)	(450,717)	(321,067)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,317,137	581,148	825,760	314,288
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	839,044	21,550	602,952	(57,654)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 177,905	$ (303)	$ 1,936	$ (34,139)